Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	[1]	$ 457.5	$ 469.0	$ 489.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		319.1	305.4	286.0
Deferred income taxes		(24.1)	(0.8)	35.2
Undistributed income from equity method investments, net of dividends		(0.4)	(3.4)	(2.7)
Net change in:
Receivables and other assets, gross		(173.0)	(143.1)	(245.5)
Inventories, gross		(92.7)	(69.8)	(63.6)
Accounts payable and accrued expenses		230.4	106.9	299.7
Income taxes		9.2	3.3	28.2
Other, net		24.5	45.2	10.7
Net cash provided by operating activities		750.5	712.7	837.9
Investing activities
Expenditures for property, plant and equipment		(465.8)	(456.0)	(385.6)
Proceeds from sale of property, plant and equipment		16.2	2.6	6.3
Acquisition of intangible assets		(24.9)	(1.4)	(2.0)
Acquisition of businesses and interest in affiliates, net of cash acquired		(103.1)
Net proceeds from divestitures			2.4
Other		(13.5)	(0.6)	3.9
Net cash used in investing activities		(591.1)	(453.0)	(377.4)
Financing activities
Net (decrease) increase in short-term debt		(29.0)	(252.7)	272.8
Issuance of long-term debt			1,263.0
Repayments and other changes in long-term debt		(12.2)	(1.2)	(277.3)
Dividends paid to non-controlling interest			(4.9)	(3.3)
Dividends paid		(195.7)	(194.9)	(191.0)
Shares repurchased		(104.4)	(616.0)	(147.9)
Common stock options exercised		20.3	32.5	27.0
Capital contribution from non-controlling interest		1.6		0.4
Other, net		0.5	0.5	1.0
Net cash provided by (used in) financing activities		(318.9)	226.3	(318.3)
Effect of exchange rate changes on cash and cash equivalents		(36.0)	(75.3)	(1.6)
(Decrease) / increase in cash and cash equivalents		(195.5)	410.7	140.6
Cash and cash equivalents at beginning of year		1,529.0	1,118.3	977.7
Cash and cash equivalents at end of year		$ 1,333.5	$ 1,529.0	$ 1,118.3

[1]	See Note 13 for further details - includes tax effects where applicable.